SPDR® Series Trust

SPDR Bloomberg Barclays International Treasury Bond ETF

(the “Fund”)

Supplement dated August 30, 2018 to the Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2017, as supplemented

Effective September 4, 2018, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.50% to 0.35% of the Fund’s average daily net assets. Accordingly, effective September 4, 2018, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 97 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.35%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.35%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$ 36	$ 113	$ 197	$ 443

Additionally, effective September 4, 2018, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPSSBWX2018

SPDR® Series Trust

SPDR Nuveen S&P High Yield Municipal Bond ETF

(the “Fund”)

Supplement dated August 30, 2018 to the Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2017, as supplemented

Effective September 4, 2018, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.50% to 0.35% of the Fund’s average daily net assets. Accordingly, effective September 4, 2018, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 78 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.35%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.35%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$ 36	$ 113	$ 197	$ 443

Additionally, effective September 4, 2018, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPSHYMB2018